Financial Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management Policy
Return on equity

	Thousand of Euros
	2018	2017

Profit attributable to the parent	596,642	662,700

Equity attributable to the Parent	4,225,554	3,629,079

ROE	14%	18%